Stone Ridge Reinsurance Risk Premium Interval Fund

Consolidated Schedule of Investments as of July 31, 2024 (Unaudited)

	Par		Value
EVENT LINKED BONDS - 21.5%(a)
Chile - 0.3%
Earthquake - 0.3%
IBRD CAR 131, 10.15% (SOFR + 4.79%), 03/31/2026 (Acquired 03/17/2023 - 02/29/2024; Cost $2,956,656)(b)(c)(d)		$2,946,000	$2,982,888
Europe - 0.4%
Earthquake - 0.1%
Azzurro Re II DAC 2024-1 Class A, 10.19% (3 Month EURIBOR + 6.50%), 04/20/2028 (Acquired 03/21/2024; Cost $681,786)(b)(c)(d)	EUR	628,000	679,802
Multiperil - 0.1%
King Max Re DAC, 8.69% (3 Month EURIBOR + 5.00%), 01/06/2027 (Acquired 12/08/2023; Cost $833,136)(b)(c)(d)		774,000	833,171
Lion III Re DAC 2021-1, 7.82% (3 Month EURIBOR + 4.13%), 07/16/2025 (Acquired 06/30/2023; Cost $436,247)(b)(c)(d)		404,000	428,271
Taranis Re DAC 2023-1 Class A, 11.89% (3 Month EURIBOR + 8.25%), 01/21/2028 (Acquired 11/29/2023; Cost $282,018)(b)(c)(d)		257,000	281,695
			1,543,137
Windstorm - 0.2%
Blue Sky Re DAC 2023-1, 9.45% (3 Month EURIBOR + 5.75%), 01/26/2027 (Acquired 12/11/2023; Cost $379,987)(b)(c)(d)		353,000	389,299
Eiffel Re 2023-1 Class A, 7.00% (3 Month EURIBOR + 3.33%), 01/19/2027 (Acquired 06/22/2023; Cost $1,175,736)(b)(c)(d)		1,073,000	1,149,988
Hexagon IV Re 2023-1 Class A, 12.18% (3 Month EURIBOR + 8.50%), 01/21/2028 (Acquired 11/07/2023; Cost $825,695)(b)(c)(d)		772,000	842,151
			2,381,438
			4,604,377
Global - 1.0%
Cyber - 0.3%
East Lane Re VII 2024-1 Class A, 14.52% (3 Month U.S. Treasury Bill Rate + 9.25%), 03/31/2026 (Acquired 12/20/2023; Cost $569,000)(b)(c)(d)		$569,000	570,221
Long Walk Re 2024-1 Class A, 15.02% (3 Month U.S. Treasury Bill Rate + 9.75%), 01/30/2026 (Acquired 11/13/2023; Cost $360,000)(b)(c)(d)		360,000	366,248
Matterhorn Re SR2023-1 Class CYB-A, 17.27% (3 Month U.S. Treasury Bill Rate + 12.00%), 01/08/2026 (Acquired 12/22/2023; Cost $1,346,000)(b)(c)(d)		1,346,000	1,358,133
PoleStar Re 2024-1 Class A, 18.27% (3 Month U.S. Treasury Bill Rate + 13.00%), 01/07/2026 (Acquired 12/13/2023; Cost $1,000,000)(b)(c)(d)		1,000,000	1,008,905
			3,303,507
Earthquake - 0.1%
Ashera Re 2024-1 Class A, 10.27% (3 Month U.S. Treasury Bill Rate + 5.00%), 04/07/2027 (Acquired 03/21/2024; Cost $506,000)(b)(c)(d)		506,000	497,652
Multiperil - 0.5%
Aragonite Re 2024-1 Class A, 10.52% (3 Month U.S. Treasury Bill Rate + 5.25%), 04/07/2027 (Acquired 03/25/2024; Cost $627,000)(b)(c)(d)		627,000	629,235
Kendall Re 2024-1 Class A, 11.52% (3 Month U.S. Treasury Bill Rate + 6.25%), 04/30/2027 (Acquired 04/22/2024; Cost $1,023,000)(b)(c)(d)		1,023,000	1,040,900
Matterhorn Re SR2020-2 Class A, 1.50% (3 Month U.S. Treasury Bill Rate + 1.50%), 01/08/2027 (Acquired 01/29/2020; Cost $3,049,000)(b)(c)(d)(e)		3,049,000	884,210
Matterhorn Re SR2021-1 Class A, 11.12% (SOFR + 5.75%), 12/08/2025 (Acquired 09/15/2022; Cost $257,015)(b)(c)(d)		261,000	243,299

1

Stone Ridge Reinsurance Risk Premium Interval Fund

Consolidated Schedule of Investments as of July 31, 2024 (Unaudited)

	Par	Value
Multiperil - 0.5% (continued)
Matterhorn Re SR2022-1 Class A, 10.62% (SOFR + 5.25%), 03/24/2025 (Acquired 07/13/2022; Cost $988,946)(b)(c)(d)	$1,000,000	$964,869
Montoya Re 2022-1 Class A, 12.37% (3 Month U.S. Treasury Bill Rate + 7.10%), 04/07/2025 (Acquired 09/16/2022; Cost $325,511)(b)(c)(d)	326,000	323,808
Northshore Re II 2022-1 Class A, 13.27% (3 Month U.S. Treasury Bill Rate + 8.00%), 07/08/2025 (Acquired 05/02/2024; Cost $415,000)(b)(c)(d)	415,000	420,418
Sakura Re 2021-1 Class A, 7.69% (3 Month U.S. Treasury Bill Rate + 2.41%), 04/07/2025 (Acquired 08/04/2023 - 11/09/2023; Cost $632,894)(b)(c)(d)	638,000	634,139
Sakura Re 2021-1 Class B, 8.92% (3 Month U.S. Treasury Bill Rate + 3.64%), 04/07/2025 (Acquired 06/23/2023; Cost $362,937)(b)(c)(d)	365,000	361,738
Wrigley Re 2023-1 Class A, 11.77% (3 Month U.S. Treasury Bill Rate + 6.50%), 08/07/2026 (Acquired 07/14/2023; Cost $507,000)(b)(c)(d)	507,000	511,213
		6,013,829
Windstorm - 0.1%
Queen Street 2023 Re DAC, 12.77% (3 Month U.S. Treasury Bill Rate + 7.50%), 12/08/2025 (Acquired 05/12/2023; Cost $1,526,000)(b)(c)(d)	1,526,000	1,529,935
		11,344,923
Jamaica - 0.2%
Windstorm - 0.2%
IBRD CAR 136, 12.55% (SOFR + 7.19%), 12/29/2027 (Acquired 04/25/2024; Cost $2,108,000)(b)(c)(d)	2,108,000	1,982,743
Japan - 0.3%
Earthquake - 0.2%
Kizuna Re III 2024-1 Class A, 8.02% (3 Month U.S. Treasury Bill Rate + 2.75%), 04/09/2029 (Acquired 03/13/2024; Cost $266,000)(b)(c)(d)	266,000	268,066
Nakama Re 2020-1 Class 1, 7.48% (3 Month U.S. Treasury Bill Rate + 2.20%), 01/14/2025 (Acquired 02/04/2020; Cost $871,000)(b)(c)(d)	871,000	870,563
Nakama Re 2023-1 Class 2, 9.14% (3 Month Term SOFR + 4.00%), 05/09/2028 (Acquired 04/14/2023; Cost $802,000)(b)(c)(d)	802,000	816,289
Nakama Re Pte. 2021-1 Class 1, 7.33% (3 Month U.S. Treasury Bill Rate + 2.05%), 10/13/2026 (Acquired 02/08/2024; Cost $305,467)(b)(c)(d)	307,000	306,065
		2,260,983
Multiperil - 0.1%
Tomoni Re Pte 2024-1 Class A, 8.52% (3 Month U.S. Treasury Bill Rate + 3.25%), 04/05/2028 (Acquired 03/25/2024; Cost $679,000)(b)(c)(d)	679,000	676,116
Tomoni Re Pte 2024-1 Class B, 9.27% (3 Month U.S. Treasury Bill Rate + 4.00%), 04/05/2028 (Acquired 03/25/2024; Cost $853,000)(b)(c)(d)	853,000	860,516
		1,536,632
		3,797,615
Mexico - 0.4%
Earthquake - 0.2%
IBRD CAR 132 Class A, 9.58% (SOFR + 4.22%), 04/24/2028 (Acquired 04/03/2024; Cost $1,865,000)(b)(c)(d)	1,865,000	1,876,084
IBRD CAR 133 Class B, 16.58% (SOFR + 11.22%), 04/24/2028 (Acquired 04/03/2024; Cost $651,000)(b)(c)(d)	651,000	652,745
		2,528,829
Windstorm - 0.2%
IBRD CAR 134 Class C, 19.07% (SOFR + 13.72%), 04/24/2028 (Acquired 04/03/2024; Cost $1,408,000)(b)(c)(d)	1,408,000	1,394,027
IBRD CAR 135 Class D, 17.58% (SOFR + 12.22%), 04/24/2028 (Acquired 05/01/2024; Cost $613,000)(b)(c)(d)	613,000	618,136
		2,012,163
		4,540,992

2

Stone Ridge Reinsurance Risk Premium Interval Fund

Consolidated Schedule of Investments as of July 31, 2024 (Unaudited)

	Par		Value
New Zealand - 0.1%
Multiperil - 0.1%
Totara Re Pte. 2023-1, 13.39%, 06/08/2027 (Acquired 05/24/2023; Cost $1,325,284)(b)(c)(d)	NZD	2,171,000	$1,320,931
United States - 18.8%
Earthquake - 3.4%
Acorn Re 2021-1 Class A, 7.78% (3 Month U.S. Treasury Bill Rate + 2.50%), 11/07/2024 (Acquired 10/04/2022 - 05/28/2024; Cost $2,446,521)(b)(c)(d)		$2,461,000	2,441,625
Acorn Re 2023-1 Class A, 9.62% (3 Month U.S. Treasury Bill Rate + 4.35%), 11/06/2026 (Acquired 06/22/2023; Cost $1,096,000)(b)(c)(d)		1,096,000	1,098,898
Herbie Re 2022-1 Class A, 18.77% (3 Month U.S. Treasury Bill Rate + 13.50%), 01/08/2027 (Acquired 11/18/2022; Cost $392,000)(b)(c)(d)		392,000	424,569
Merna Re II 2022-1 Class A, 9.12% (3 Month U.S. Treasury Bill Rate + 3.85%), 04/07/2025 (Acquired 07/07/2023 - 01/19/2024; Cost $1,376,488)(b)(c)(d)		1,376,000	1,387,696
Phoenician Re 2021-1 Class A, 8.17% (3 Month U.S. Treasury Bill Rate + 2.90%), 12/14/2024 (Acquired 05/21/2024; Cost $451,997)(b)(c)(d)		455,000	454,782
Sutter Re 2023-1 Class B, 12.02% (3 Month U.S. Treasury Bill Rate + 6.75%), 06/19/2026 (Acquired 06/06/2023 - 05/03/2024; Cost $1,976,117)(b)(c)(d)		1,973,000	2,025,208
Sutter Re 2023-1 Class E, 15.02% (3 Month U.S. Treasury Bill Rate + 9.75%), 06/19/2026 (Acquired 06/06/2023 - 09/26/2023; Cost $2,179,417)(b)(c)(d)		2,177,000	2,241,194
Torrey Pines Re 2023-1 Class A, 10.49% (3 Month U.S. Treasury Bill Rate + 5.22%), 06/05/2026 (Acquired 05/18/2023; Cost $1,132,000)(b)(c)(d)		1,132,000	1,141,371
Torrey Pines Re 2024-1 Class A, 11.27% (3 Month U.S. Treasury Bill Rate + 6.00%), 06/07/2027 (Acquired 05/17/2024; Cost $1,862,000)(b)(c)(d)		1,862,000	1,888,826
Torrey Pines Re 2024-1 Class B, 12.52% (3 Month U.S. Treasury Bill Rate + 7.25%), 06/07/2027 (Acquired 05/17/2024; Cost $1,263,000)(b)(c)(d)		1,263,000	1,281,344
Torrey Pines Re 2024-1 Class C, 14.27% (3 Month U.S. Treasury Bill Rate + 9.00%), 06/05/2026 (Acquired 05/17/2024; Cost $598,000)(b)(c)(d)		598,000	605,918
Ursa Re 2023-1 Class AA, 10.77% (3 Month U.S. Treasury Bill Rate + 5.50%), 12/06/2025 (Acquired 04/12/2023; Cost $633,000)(b)(c)(d)		633,000	639,862
Ursa Re 2023-1 Class C, 13.52% (3 Month U.S. Treasury Bill Rate + 8.25%), 12/06/2025 (Acquired 04/12/2023; Cost $341,000)(b)(c)(d)		341,000	349,244
Ursa Re 2023-2 Class E, 14.52% (3 Month U.S. Treasury Bill Rate + 9.25%), 12/07/2026 (Acquired 10/10/2023; Cost $2,489,000)(b)(c)(d)		2,489,000	2,549,475
Ursa Re 2023-3 Class AA, 10.77% (3 Month U.S. Treasury Bill Rate + 5.50%), 12/07/2026 (Acquired 12/01/2023; Cost $2,194,000)(b)(c)(d)		2,194,000	2,233,525
Ursa Re 2023-3 Class D, 14.02% (3 Month U.S. Treasury Bill Rate + 8.75%), 12/07/2026 (Acquired 12/01/2023 - 05/17/2024; Cost $2,620,543)(b)(c)(d)		2,614,000	2,703,515
Ursa Re II 2021-1 Class F, 11.91% (3 Month U.S. Treasury Bill Rate + 6.63%), 12/06/2024 (Acquired 07/13/2022 - 07/27/2022; Cost $9,728,825)(b)(c)(d)		9,800,000	9,750,985
Ursa Re II 2022-1 Class A, 10.27% (3 Month U.S. Treasury Bill Rate + 5.00%), 06/16/2025 (Acquired 10/19/2023; Cost $455,397)(b)(c)(d)		457,000	457,603
Ursa Re II 2022-2 Class AA, 12.27% (3 Month U.S. Treasury Bill Rate + 7.00%), 12/06/2025 (Acquired 12/08/2022; Cost $331,000)(b)(c)(d)		331,000	340,815
Ursa Re II 2022-2 Class C, 15.52% (3 Month U.S.Treasury Bill Rate + 10.25%),12/06/2025 (Acquired 12/08/2022 - 09/05/2023; Cost $534,680)(b)(c)(d)		526,000	551,715
Veraison Re 2023-1 Class A, 12.18% (3 Month U.S. Treasury Bill Rate + 6.91%), 03/09/2026 (Acquired 12/14/2022; Cost $760,000)(b)(c)(d)		760,000	787,804
Veraison Re 2023-1 Class B, 17.80% (3 Month U.S. Treasury Bill Rate + 12.53%), 03/09/2026 (Acquired 12/14/2022; Cost $729,000)(b)(c)(d)		729,000	775,147
Veraison Re 2024-1 Class A, 10.02% (3 Month U.S. Treasury Bill Rate + 4.75%), 03/08/2027 (Acquired 01/30/2024; Cost $826,000)(b)(c)(d)		826,000	828,294
Wrigley Re 2023-1 Class B, 12.27% (3 Month U.S. Treasury Bill Rate + 7.00%), 08/07/2026 (Acquired 07/14/2023; Cost $1,166,000)(b)(c)(d)		1,166,000	1,203,581
			38,162,996
Flood - 0.7%
FloodSmart Re 2022-1 Class A, 17.10% (3 Month U.S. Treasury Bill Rate + 11.83%), 02/25/2025 (Acquired 07/12/2022; Cost $2,957,070)(b)(c)(d)		3,000,000	2,849,341
FloodSmart Re 2022-1 Class B, 19.60% (3 Month U.S. Treasury Bill Rate + 14.33%), 02/25/2025 (Acquired 10/24/2023; Cost $272,789)(b)(c)(d)		275,000	262,042

3

Stone Ridge Reinsurance Risk Premium Interval Fund

Consolidated Schedule of Investments as of July 31, 2024 (Unaudited)

	Par	Value
Flood - 0.7% (continued)
FloodSmart Re 2024-1 Class A, 19.27% (3 Month U.S. Treasury Bill Rate + 14.00%), 03/12/2027 (Acquired 02/29/2024; Cost $4,099,000)(b)(c)(d)	$4,099,000	$4,080,839
FloodSmart Re 2024-1 Class B, 22.52% (3 Month U.S. Treasury Bill Rate + 17.25%), 03/12/2027 (Acquired 02/29/2024; Cost $967,000)(b)(c)(d)	967,000	945,794
		8,138,016
Mortality/Longevity/Disease - 0.4%
Vita Capital VI 2021-1 Class B, 8.49% (SOFR + 3.12%), 01/08/2026 (Acquired 02/22/2023; Cost $438,928)(b)(c)(d)(e)	449,000	—
Vitality Re XII 2021 Class A, 7.53% (3 Month U.S. Treasury Bill Rate + 2.25%), 01/07/2025 (Acquired 10/28/2022 - 03/20/2024; Cost $2,108,984)(b)(c)(d)	2,133,000	2,132,112
Vitality Re XII 2021 Class B, 8.03% (3 Month U.S. Treasury Bill Rate + 2.75%), 01/07/2025 (Acquired 09/21/2023; Cost $264,319)(b)(c)(d)	266,000	264,830
Vitality Re XIII 2022 Class A, 7.28% (3 Month U.S. Treasury Bill Rate + 2.00%), 01/06/2026 (Acquired 01/04/2023; Cost $594,909)(b)(c)(d)	611,000	606,775
Vitality Re XIV 2023 Class A, 8.77% (3 Month U.S. Treasury Bill Rate + 3.50%), 01/05/2027 (Acquired 03/07/2024 - 03/14/2024; Cost $638,921)(b)(c)(d)	629,000	638,125
Vitality Re XIV 2023 Class B, 9.77% (3 Month U.S. Treasury Bill Rate + 4.50%), 01/05/2027 (Acquired 01/25/2023; Cost $334,000)(b)(c)(d)	334,000	337,297
Vitality Re XV 2024 Class A, 7.77% (3 Month U.S. Treasury Bill Rate + 2.50%), 01/07/2028 (Acquired 01/22/2024; Cost $372,000)(b)(c)(d)	372,000	371,744
Vitality Re XV 2024 Class B, 8.77% (3 Month U.S. Treasury Bill Rate + 3.50%), 01/07/2028 (Acquired 01/22/2024; Cost $255,000)(b)(c)(d)	255,000	254,758
		4,605,641
Multiperil - 7.4%
Aquila Re I 2023-1 Class A-1, 10.92% (3 Month U.S. Treasury Bill Rate + 5.65%), 06/08/2026 (Acquired 05/10/2023; Cost $265,000)(b)(c)(d)	265,000	266,266
Aquila Re I 2023-1 Class B-1, 13.54% (3 Month U.S. Treasury Bill Rate + 8.27%), 06/08/2026 (Acquired 05/10/2023; Cost $1,079,000)(b)(c)(d)	1,079,000	1,103,864
Aquila Re I 2023-1 Class C-1, 14.45% (3 Month U.S. Treasury Bill Rate + 9.18%), 06/08/2026 (Acquired 05/10/2023; Cost $1,241,000)(b)(c)(d)	1,241,000	1,267,649
Aquila Re I 2024-1 Class A-1, 10.77% (3 Month U.S. Treasury Bill Rate + 5.50%), 06/07/2027 (Acquired 04/26/2024; Cost $492,000)(b)(c)(d)	492,000	487,592
Aquila Re I 2024-1 Class B-1, 14.27% (3 Month U.S. Treasury Bill Rate + 9.00%), 06/07/2027 (Acquired 04/26/2024; Cost $299,000)(b)(c)(d)	299,000	298,974
Baldwin Re 2021-1 Class A, 7.32% (3 Month U.S. Treasury Bill Rate + 2.04%), 07/07/2025 (Acquired 07/25/2022 - 11/08/2023; Cost $3,898,217)(b)(c)(d)	3,933,000	3,866,990
Baldwin Re 2023-1 Class A, 9.77% (3 Month U.S. Treasury Bill Rate + 4.50%), 07/07/2027 (Acquired 06/21/2023; Cost $423,000)(b)(c)(d)	423,000	422,298
Blue Halo Re 2022-1 Class B, 20.52% (3 Month U.S. Treasury Bill Rate + 15.25%), 02/24/2025 (Acquired 01/30/2024; Cost $373,872)(b)(c)(d)	372,000	339,523
Bonanza Re 2023-2 Class A, 5.27% (3 Month U.S. Treasury Bill Rate + 0.00%), 01/08/2025 (Acquired 12/19/2023; Cost $410,033)(b)(c)(d)	458,000	379,078
Caelus Re 2018-1 Class A, 5.78% (3 Month U.S. Treasury Bill Rate + 0.50%), 06/09/2025 (Acquired 05/04/2018; Cost $2,681,000)(b)(c)(d)	2,681,000	1,876,700
Caelus Re 2018-1 Class B, 5.38% (3 Month U.S. Treasury Bill Rate + 0.10%), 06/09/2025 (Acquired 05/04/2018 - 07/24/2018; Cost $1,743,791)(b)(c)(d)(e)	1,745,000	4,450
Foundation Re 2023-1 Class A, 11.52% (3 Month U.S. Treasury Bill Rate + 6.25%), 01/08/2027 (Acquired 12/19/2023; Cost $968,000)(b)(c)(d)	968,000	978,079
Four Lakes Re 2021-1 Class A, 9.67% (3 Month U.S. Treasury Bill Rate + 4.39%), 01/07/2025 (Acquired 07/13/2022 - 07/14/2022; Cost $1,741,586)(b)(c)(d)	1,750,000	1,732,437
Four Lakes Re 2022-1 Class A, 11.73% (3 Month U.S. Treasury Bill Rate + 6.46%), 01/07/2026 (Acquired 12/22/2022; Cost $187,000)(b)(c)(d)	187,000	189,570
Four Lakes Re 2023-1 Class A, 11.02% (3 Month U.S. Treasury Bill Rate + 5.75%), 01/07/2027 (Acquired 12/08/2023; Cost $314,000)(b)(c)(d)	314,000	308,090
Fuchsia 2023-1 Class A, 15.27% (3 Month U.S. Treasury Bill Rate + 10.00%), 04/06/2027 (Acquired 12/14/2023; Cost $815,000)(b)(c)(d)	815,000	821,350
Galileo Re 2023-1 Class A, 12.27% (3 Month U.S. Treasury Bill Rate + 7.00%), 01/07/2028 (Acquired 12/04/2023; Cost $1,313,000)(b)(c)(d)	1,313,000	1,322,500

4

Stone Ridge Reinsurance Risk Premium Interval Fund

Consolidated Schedule of Investments as of July 31, 2024 (Unaudited)

	Par	Value
Multiperil - 7.4% (continued)
Galileo Re 2023-1 Class B, 12.27% (3 Month U.S. Treasury Bill Rate + 7.00%), 01/08/2026 (Acquired 12/04/2023; Cost $409,000)(b)(c)(d)	$409,000	$410,181
Herbie Re 2020-2 Class A, 12.01% (3 Month U.S. Treasury Bill Rate + 6.73%), 01/08/2025 (Acquired 04/08/2024; Cost $403,836)(b)(c)(d)	406,000	398,829
High Point Re 2023-1 Class A, 11.02% (3 Month U.S. Treasury Bill Rate + 5.75%), 01/06/2027 (Acquired 12/01/2023; Cost $2,582,000)(b)(c)(d)	2,582,000	2,587,099
Hypatia Ltd. 2023-1 Class A, 15.77% (3 Month U.S. Treasury Bill Rate + 10.50%), 04/08/2026 (Acquired 03/27/2023; Cost $377,000)(b)(c)(d)	377,000	385,140
Kilimanjaro III Re 2019-1 Class A-1, 5.38% (3 Month U.S. Treasury Bill Rate + 0.10%), 12/19/2026 (Acquired 04/28/2020; Cost $13,499,638)(b)(c)(d)	13,499,638	12,400,767
Kilimanjaro III Re 2019-2 Class A-2, 21.94% (3 Month U.S. Treasury Bill Rate + 16.66%), 12/19/2024 (Acquired 04/29/2020 - 07/17/2020; Cost $9,907,431)(b)(c)(d)	9,960,445	9,149,664
Locke Tavern Re 2023-1 Class A, 10.05% (3 Month U.S. Treasury Bill Rate + 4.78%), 04/09/2026 (Acquired 03/23/2023 - 08/21/2023; Cost $1,166,079)(b)(c)(d)	1,161,000	1,157,901
Long Point Re IV 2022-1 Class A, 9.52% (3 Month U.S. Treasury Bill Rate + 4.25%), 06/01/2026 (Acquired 09/28/2023; Cost $259,956)(b)(c)(d)	261,000	262,766
Merna Re II 2023-1 Class A, 13.02% (3 Month U.S. Treasury Bill Rate + 7.75%), 07/07/2026 (Acquired 04/05/2023; Cost $1,066,000)(b)(c)(d)	1,066,000	1,085,755
Merna Re II 2023-2 Class A, 15.52% (3 Month U.S. Treasury Bill Rate + 10.25%), 07/07/2026 (Acquired 04/05/2023; Cost $1,279,000)(b)(c)(d)	1,279,000	1,295,426
Merna Re II 2024-1 Class A, 12.52% (3 Month U.S. Treasury Bill Rate + 7.25%), 07/07/2027 (Acquired 05/08/2024; Cost $1,379,000)(b)(c)(d)	1,379,000	1,379,382
Merna Re II 2024-2 Class A, 14.02% (3 Month U.S. Treasury Bill Rate + 8.75%), 07/07/2027 (Acquired 05/08/2024; Cost $1,758,000)(b)(c)(d)	1,758,000	1,745,887
Merna Re II 2024-3 Class A, 13.77% (3 Month U.S. Treasury Bill Rate + 8.50%), 07/07/2027 (Acquired 05/08/2024; Cost $2,931,000)(b)(c)(d)	2,931,000	2,908,874
Montoya Re 2022-2 Class A, 19.05% (3 Month U.S. Treasury Bill Rate + 13.78%), 04/07/2026 (Acquired 12/08/2022; Cost $181,000)(b)(c)(d)	181,000	188,982
Mountain Re 2023-1 Class A, 12.09% (3 Month U.S. Treasury Bill Rate + 6.82%), 06/05/2026 (Acquired 05/24/2023 - 03/05/2024; Cost $811,262)(b)(c)(d)	804,000	812,051
Mystic Re IV 2021-2 Class A, 11.38% (3 Month U.S. Treasury Bill Rate + 6.10%), 01/08/2025 (Acquired 07/06/2022; Cost $3,473,370)(b)(c)(d)	3,500,000	3,438,263
Mystic Re IV 2023-1 Class A, 14.44% (3 Month U.S. Treasury Bill Rate + 9.17%), 01/08/2026 (Acquired 12/16/2022 - 06/12/2024; Cost $1,158,821)(b)(c)(d)	1,154,000	1,172,876
Residential Re 2019-I Class 12, 5.38% (3 Month U.S. Treasury Bill Rate + 0.10%), 06/06/2027 (Acquired 05/08/2019; Cost $252,500)(b)(c)(d)	252,500	159,062
Residential Re 2020-II Class 3, 13.41% (3 Month U.S. Treasury Bill Rate + 8.13%), 12/06/2024 (Acquired 10/30/2020 - 07/12/2022; Cost $1,482,809)(b)(c)(d)	1,486,000	1,431,192
Residential Re 2020-II Class 4, 11.57% (3 Month U.S. Treasury Bill Rate + 6.29%), 12/06/2024 (Acquired 10/30/2020; Cost $1,269,000)(b)(c)(d)	1,269,000	1,230,752
Residential Re 2021-I Class 12, 10.79% (3 Month U.S. Treasury Bill Rate + 5.51%), 06/06/2025 (Acquired 07/12/2023; Cost $280,346)(b)(c)(d)	301,000	268,964
Residential Re 2021-II Class 3, 11.33% (3 Month U.S. Treasury Bill Rate + 6.05%), 12/06/2025 (Acquired 07/12/2022; Cost $984,165)(b)(c)(d)	1,000,000	918,593
Residential Re 2022-I Class 14, 9.48% (3 Month U.S. Treasury Bill Rate + 4.21%), 06/06/2026 (Acquired 07/12/2022; Cost $1,989,000)(b)(c)(d)	2,000,000	1,904,680
Residential Re 2023-I Class 13, 16.43% (3 Month U.S. Treasury Bill Rate + 11.16%), 06/06/2027 (Acquired 04/28/2023; Cost $1,887,000)(b)(c)(d)	1,887,000	1,832,051
Residential Re 2023-I Class 14, 11.80% (3 Month U.S. Treasury Bill Rate + 6.53%), 06/06/2027 (Acquired 04/28/2023 - 09/22/2023; Cost $3,066,372)(b)(c)(d)	3,072,000	2,994,046
Residential Re 2023-II Class 3, 13.69% (3 Month U.S. Treasury Bill Rate + 8.42%), 12/06/2027 (Acquired 11/07/2023; Cost $817,000)(b)(c)(d)	817,000	779,342
Residential Re 2023-II Class 5, 11.19% (3 Month U.S. Treasury Bill Rate + 5.92%), 12/06/2027 (Acquired 11/07/2023; Cost $1,906,000)(b)(c)(d)	1,906,000	1,906,630
Residential Re 2024-I Class 14, 11.02% (3 Month U.S. Treasury Bill Rate + 5.75%), 06/06/2028 (Acquired 04/25/2024; Cost $439,000)(b)(c)(d)	439,000	427,816
Sakura Re 2022-1 Class A, 18.77% (3 Month U.S. Treasury Bill Rate + 13.50%), 01/05/2026 (Acquired 12/22/2022; Cost $841,000)(b)(c)(d)	841,000	874,294
Sanders Re II 2021-1 Class A, 8.53% (3 Month U.S. Treasury Bill Rate + 3.25%), 04/07/2025 (Acquired 07/15/2022 - 07/24/2023; Cost $1,516,216)(b)(c)(d)	1,533,000	1,494,625

5

Stone Ridge Reinsurance Risk Premium Interval Fund

Consolidated Schedule of Investments as of July 31, 2024 (Unaudited)

	Par	Value
Multiperil - 7.4% (continued)
Sanders Re II 2021-2 Class A, 8.28% (3 Month U.S. Treasury Bill Rate + 3.00%), 04/07/2025 (Acquired 07/15/2022 - 07/26/2022; Cost $4,282,259)(b)(c)(d)	$4,315,000	$4,235,528
Sanders Re III 2022-1 Class A, 8.68% (3 Month U.S. Treasury Bill Rate + 3.41%), 04/07/2026 (Acquired 09/28/2023; Cost $866,976)(b)(c)(d)	900,000	866,964
Sanders Re III 2022-2 Class B, 13.73% (3 Month U.S. Treasury Bill Rate + 8.46%), 06/07/2025 (Acquired 03/28/2024; Cost $360,816)(b)(c)(d)	357,000	361,216
Sanders Re III 2022-3 Class A, 11.54% (3 Month U.S. Treasury Bill Rate + 6.27%), 04/07/2027 (Acquired 12/01/2022; Cost $789,000)(b)(c)(d)	789,000	797,470
Sanders Re III 2023-1 Class A, 10.82% (3 Month U.S. Treasury Bill Rate + 5.55%), 04/07/2027 (Acquired 03/24/2023; Cost $423,000)(b)(c)(d)	423,000	420,570
Sanders Re III 2023-1 Class B, 15.50% (3 Month U.S. Treasury Bill Rate + 15.50%), 04/07/2027 (Acquired 03/24/2023; Cost $528,000)(b)(c)(d)	528,000	481,513
Sanders Re III 2023-2 Class A, 13.41% (3 Month U.S. Treasury Bill Rate + 8.14%), 06/05/2029 (Acquired 05/24/2023; Cost $2,129,000)(b)(c)(d)	2,129,000	2,161,390
Sanders Re III 2024-1 Class A, 11.02% (3 Month U.S. Treasury Bill Rate + 5.75%), 04/07/2028 (Acquired 01/16/2024; Cost $1,627,000)(b)(c)(d)	1,627,000	1,622,715
Solomon Re 2023-1 Class A, 10.79% (3 Month U.S. Treasury Bill Rate + 5.52%), 06/08/2026 (Acquired 06/12/2023; Cost $379,000)(b)(c)(d)	379,000	382,762
		83,997,428
Windstorm - 6.9%
Alamo Re 2022-1 Class A, 12.79% (3 Month U.S. Treasury Bill Rate + 7.52%), 06/07/2025 (Acquired 07/27/2022 - 03/27/2024; Cost $1,351,002)(b)(c)(d)	1,356,000	1,335,118
Alamo Re 2023-1 Class A, 13.66% (3 Month U.S. Treasury Bill Rate + 8.39%), 06/07/2026 (Acquired 04/12/2023; Cost $2,579,000)(b)(c)(d)	2,579,000	2,580,289
Alamo Re 2024-1 Class A, 6.00% (3 Month U.S. Treasury Bill Rate + 6.00%), 06/07/2027 (Acquired 04/04/2024; Cost $3,571,000)(b)(c)(d)	3,571,000	3,608,494
Alamo Re 2024-1 Class B, 13.02% (3 Month U.S. Treasury Bill Rate + 7.75%), 06/07/2027 (Acquired 04/04/2024; Cost $4,761,000)(b)(c)(d)	4,761,000	4,760,048
Alamo Re 2024-1 Class C, 16.52% (3 Month U.S. Treasury Bill Rate + 11.25%), 06/07/2026 (Acquired 04/04/2024; Cost $3,851,000)(b)(c)(d)	3,851,000	3,839,226
Armor Re II 2024-1 Class A, 15.52% (3 Month U.S. Treasury Bill Rate + 10.25%), 05/07/2027 (Acquired 04/11/2024; Cost $1,321,000)(b)(c)(d)	1,321,000	1,309,208
Bayou Re 2023-1 Class A, 18.18% (3 Month U.S. Treasury Bill Rate + 12.91%), 05/26/2026 (Acquired 05/11/2023; Cost $750,000)(b)(c)(d)	750,000	748,792
Bayou Re 2023-1 Class B, 24.97% (3 Month U.S. Treasury Bill Rate + 19.70%), 05/26/2026 (Acquired 05/11/2023; Cost $1,206,000)(b)(c)(d)	1,206,000	1,220,017
Bayou Re 2024-1 Class A, 13.77% (3 Month U.S. Treasury Bill Rate + 8.50%), 04/30/2027 (Acquired 04/18/2024; Cost $1,257,000)(b)(c)(d)	1,257,000	1,247,872
Bayou Re 2024-1 Class B, 23.77% (3 Month U.S. Treasury Bill Rate + 18.50%), 04/30/2027 (Acquired 04/18/2024; Cost $419,000)(b)(c)(d)	419,000	413,395
Blue Ridge Re 2023-1 Class A, 10.52% (3 Month U.S. Treasury Bill Rate + 5.25%), 01/08/2027 (Acquired 11/14/2023; Cost $2,068,000)(b)(c)(d)	2,068,000	2,032,669
Blue Ridge Re 2023-1 Class B, 13.27% (3 Month U.S. Treasury Bill Rate + 8.00%), 01/08/2027 (Acquired 11/14/2023; Cost $2,518,000)(b)(c)(d)	2,518,000	2,506,867
Bonanza Re 2020-2 Class A, 10.21% (3 Month U.S. Treasury Bill Rate + 4.93%), 12/23/2024 (Acquired 12/15/2020; Cost $1,490,000)(b)(c)(d)	1,490,000	1,441,703
Cape Lookout Re 2023-1 Class A, 13.69% (3 Month U.S. Treasury Bill Rate + 8.42%), 04/28/2026 (Acquired 04/14/2023 - 07/24/2023; Cost $3,197,340)(b)(c)(d)	3,195,000	3,225,354
Cape Lookout Re 2024-1 Class A, 13.27% (3 Month U.S. Treasury Bill Rate + 8.00%), 04/05/2027 (Acquired 03/12/2024; Cost $3,719,000)(b)(c)(d)	3,719,000	3,716,977
Catahoula Re II 2022-1 Class A, 16.51% (3 Month U.S. Treasury Bill Rate + 11.24%), 06/16/2025 (Acquired 09/02/2022; Cost $1,993,631)(b)(c)(d)	2,000,000	1,968,922
Charles River Re 2024-1 Class A, 12.02% (3 Month U.S. Treasury Bill Rate + 6.75%), 05/10/2027 (Acquired 04/05/2024; Cost $885,000)(b)(c)(d)	885,000	878,174
Citrus Re 2023-1 Class A, 11.86% (3 Month U.S. Treasury Bill Rate + 6.59%), 06/07/2026 (Acquired 04/27/2023; Cost $1,009,000)(b)(c)(d)	1,009,000	1,019,369
Citrus Re 2023-1 Class B, 14.04% (3 Month U.S. Treasury Bill Rate + 8.77%), 06/07/2026 (Acquired 04/27/2023; Cost $876,000)(b)(c)(d)	876,000	880,040
Citrus Re 2024-1 Class B, 15.77% (3 Month U.S. Treasury Bill Rate + 10.50%), 06/07/2027 (Acquired 03/19/2024; Cost $508,000)(b)(c)(d)	508,000	503,044

6

Stone Ridge Reinsurance Risk Premium Interval Fund

Consolidated Schedule of Investments as of July 31, 2024 (Unaudited)

	Par	Value
Windstorm - 6.9% (continued)
Commonwealth Re 2023-1 Class A, 9.54% (3 Month U.S. Treasury Bill Rate + 4.27%), 07/08/2026 (Acquired 06/07/2023; Cost $783,000)(b)(c)(d)	$783,000	$785,069
Everglades Re II 2024-1 Class A, 15.77% (3 Month U.S. Treasury Bill Rate + 10.50%), 05/13/2027 (Acquired 05/15/2024; Cost $2,964,000)(b)(c)(d)	2,964,000	2,964,553
Everglades Re II 2024-1 Class B, 16.77% (3 Month U.S. Treasury Bill Rate + 11.50%), 05/13/2027 (Acquired 05/15/2024; Cost $2,980,000)(b)(c)(d)	2,980,000	2,958,167
Everglades Re II 2024-1 Class C, 18.02% (3 Month U.S. Treasury Bill Rate + 12.75%), 05/13/2027 (Acquired 05/15/2024; Cost $2,066,000)(b)(c)(d)	2,066,000	2,052,478
First Coast Re III 2021-1 Class A, 12.02% (3 Month U.S. Treasury Bill Rate + 6.74%), 04/07/2025 (Acquired 08/18/2023; Cost $370,427)(b)(c)(d)	378,000	360,186
Fish Pond Re 2024-1 Class A, 9.27% (3 Month U.S. Treasury Bill Rate + 4.00%), 01/08/2027 (Acquired 12/22/2023; Cost $842,000)(b)(c)(d)	842,000	842,012
Gateway Re 2023-1 Class A, 19.23% (3 Month U.S. Treasury Bill Rate + 13.96%), 02/24/2026 (Acquired 02/03/2023; Cost $2,215,000)(b)(c)(d)	2,215,000	2,288,157
Gateway Re 2023-1 Class B, 25.67% (3 Month U.S. Treasury Bill Rate + 20.40%), 02/24/2026 (Acquired 02/03/2023; Cost $479,000)(b)(c)(d)	479,000	466,601
Gateway Re 2023-3 Class A, 15.27% (3 Month U.S. Treasury Bill Rate + 10.00%), 07/08/2026 (Acquired 07/14/2023; Cost $594,000)(b)(c)(d)	594,000	582,167
Gateway Re 2024-1 Class A, 5.27% (3 Month U.S. Treasury Bill Rate + 0.00%), 12/23/2024 (Acquired 03/11/2024; Cost $714,728)(b)(c)(d)	744,000	697,867
Gateway Re 2024-1 Class AA, 10.77% (3 Month U.S. Treasury Bill Rate + 5.50%), 07/08/2027 (Acquired 03/11/2024; Cost $638,000)(b)(c)(d)	638,000	632,026
Gateway Re 2024-2 Class C, 5.27% (3 Month U.S. Treasury Bill Rate + 0.00%), 12/23/2024 (Acquired 03/28/2024; Cost $1,087,052)(b)(c)(d)	1,141,000	1,057,604
Gateway Re 2024-4 Class A, 5.27% (3 Month U.S. Treasury Bill Rate + 0.00%), 01/08/2025 (Acquired 06/24/2024; Cost $367,999)(b)(c)(d)	425,000	360,183
Gateway Re II 2023-1 Class A, 14.17% (3 Month U.S. Treasury Bill Rate + 8.90%), 04/27/2026 (Acquired 04/13/2023; Cost $608,000)(b)(c)(d)	608,000	624,821
Hestia Re 2022-1 Class A, 15.35% (3 Month U.S. Treasury Bill Rate + 10.08%), 04/22/2025 (Acquired 02/05/2024; Cost $303,890)(b)(c)(d)	309,000	283,523
Integrity Re 2020-1 Class A, 6.07% (3 Month LIBOR USD + 0.50%), 04/12/2028 (Acquired 03/18/2020; Cost $2,061,000)(b)(c)(d)(e)(f)	2,061,000	5,255
Integrity Re 2023-1 Class A, 18.13% (3 Month U.S. Treasury Bill Rate + 12.86%), 06/06/2025 (Acquired 03/23/2023; Cost $687,000)(b)(c)(d)	687,000	690,396
Integrity Re 2024-1 Class A, 15.77% (3 Month U.S. Treasury Bill Rate + 10.50%), 06/06/2026 (Acquired 03/01/2024; Cost $542,000)(b)(c)(d)	542,000	532,332
Integrity Re 2024-1 Class B, 18.52% (3 Month U.S. Treasury Bill Rate + 13.25%), 06/06/2026 (Acquired 03/01/2024; Cost $310,000)(b)(c)(d)	310,000	303,627
Integrity Re 2024-1 Class C, 22.27% (3 Month U.S. Treasury Bill Rate + 17.00%), 06/06/2026 (Acquired 03/01/2024; Cost $542,000)(b)(c)(d)	542,000	531,820
Integrity Re 2024-1 Class D, 28.27% (3 Month U.S. Treasury Bill Rate + 23.00%), 06/06/2026 (Acquired 03/01/2024; Cost $852,000)(b)(c)(d)	852,000	830,533
Lightning Re 2023-1 Class A, 16.27% (3 Month U.S. Treasury Bill Rate + 11.00%), 03/31/2026 (Acquired 03/20/2023 - 04/10/2024; Cost $4,306,289)(b)(c)(d)	4,190,000	4,228,010
Longleaf Pine Re 2024-1 Class A, 22.77% (3 Month U.S. Treasury Bill Rate + 17.50%), 05/25/2027 (Acquired 05/10/2024; Cost $1,190,000)(b)(c)(d)	1,190,000	1,190,927
Lower Ferry Re 2023-1 Class A, 9.70% (3 Month U.S. Treasury Bill Rate + 4.43%), 07/08/2026 (Acquired 06/23/2023; Cost $456,000)(b)(c)(d)	456,000	456,289
Lower Ferry Re 2023-1 Class B, 10.54% (3 Month U.S. Treasury Bill Rate + 5.27%), 07/08/2026 (Acquired 06/23/2023; Cost $1,139,000)(b)(c)(d)	1,139,000	1,149,868
Mayflower Re 2023-1 Class A, 4.69% (3 Month U.S. Treasury Bill Rate + 4.69%), 07/08/2026 (Acquired 06/26/2023; Cost $837,000)(b)(c)(d)	837,000	838,178
Mayflower Re 2023-1 Class B, 11.29% (3 Month U.S. Treasury Bill Rate + 6.02%), 07/08/2026 (Acquired 06/26/2023; Cost $2,082,000)(b)(c)(d)	2,082,000	2,112,734
Mayflower Re 2024-1 Class A, 4.50% (3 Month U.S. Treasury Bill Rate + 4.50%), 07/08/2027 (Acquired 06/21/2024; Cost $650,000)(b)(c)(d)	650,000	650,144
Metrocat Re 2023-1 Class A, 5.75% (3 Month U.S. Treasury Bill Rate + 5.75%), 05/08/2026 (Acquired 05/12/2023; Cost $321,000)(b)(c)(d)	321,000	320,266
Nature Coast Re 2023-1 Class A, 15.27% (3 Month U.S. Treasury Bill Rate + 10.00%), 12/07/2026 (Acquired 11/16/2023; Cost $1,341,000)(b)(c)(d)	1,341,000	1,310,067

7

Stone Ridge Reinsurance Risk Premium Interval Fund

Consolidated Schedule of Investments as of July 31, 2024 (Unaudited)

	Par	Value
Windstorm - 6.9% (continued)
Nature Coast Re 2023-1 Class B, 18.77% (3 Month U.S. Treasury Bill Rate + 13.50%), 12/07/2026 (Acquired 11/16/2023; Cost $470,000)(b)(c)(d)	$470,000	$453,769
Nature Coast Re 2024-1 Class A, 20.02% (3 Month U.S. Treasury Bill Rate + 14.75%), 06/07/2028 (Acquired 06/17/2024; Cost $469,000)(b)(c)(d)	469,000	468,329
Palm Re 2024-1 Class A, 14.77% (3 Month U.S. Treasury Bill Rate + 9.50%), 06/07/2027 (Acquired 04/04/2024; Cost $928,000)(b)(c)(d)	928,000	918,510
Purple Re 2023-1 Class A, 18.16% (1 Month Term SOFR + 12.81%), 04/24/2030 (Acquired 04/06/2023; Cost $959,000)(b)(c)(d)	959,000	971,711
Purple Re 2023-2 Class A, 15.77% (3 Month U.S. Treasury Bill Rate + 10.50%), 06/05/2026 (Acquired 06/27/2023; Cost $674,000)(b)(c)(d)	674,000	673,807
Purple Re 2024-1 Class A, 14.27% (3 Month U.S. Treasury Bill Rate + 9.00%), 06/07/2027 (Acquired 04/02/2024; Cost $2,373,000)(b)(c)(d)	2,373,000	2,348,895
Sabine Re 2024-1 Class A, 13.52% (3 Month U.S. Treasury Bill Rate + 8.25%), 04/07/2027 (Acquired 03/26/2024; Cost $488,000)(b)(c)(d)	488,000	486,542
Winston Re 2024-1 Class A, 15.52% (3 Month U.S. Treasury Bill Rate + 10.25%), 02/26/2027 (Acquired 02/14/2024; Cost $927,000)(b)(c)(d)	927,000	930,530
Winston Re 2024-1 Class B, 17.02% (3 Month U.S. Treasury Bill Rate + 11.75%), 02/26/2027 (Acquired 02/14/2024; Cost $387,000)(b)(c)(d)	387,000	384,205
		78,977,736
		213,881,817
TOTAL EVENT LINKED BONDS (Cost $254,034,930)		244,456,286

	Par	Value
QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 60.7%(a)
Participation Notes - 0.1%
Global - 0.1%
Multiperil -0.1%
Eden Re II 2021-1 Class B (Acquired 12/21/2020; Cost $996,804)(b)(c)(d)(e)(g)(h)	996,804	303,177
Eden Re II 2022-1 Class B (Acquired 12/17/2021; Cost $357,674)(b)(c)(d)(e)(g)(h)	357,674	217,856
Eden Re II 2023-1 Class B (Acquired 12/22/2022; Cost $5,282)(b)(c)(d)(e)(g)(h)	5,282	163,257
Sussex Re 2021-A (Acquired 12/29/2020; Cost $339,054)(c)(d)(e)(g)	344,570	464
Sussex Re 2022-A (Acquired 01/05/2022; Cost $1,812,415)(c)(d)(e)(g)	1,820,000	52,512
		737,266
Total Participation Notes (Cost $3,511,229)		737,266
Preference Shares - 60.6%
Global - 0.0%(i)
Marine/Energy - 0.0%(i)
Kauai (Artex Segregated Account Company) (Acquired 01/07/2016; Cost $22,374,485)(c)(d)(e)(g)(h)	51,394	51,814

Multiperil - 59.5%
Arenal (Artex Segregated Account Company) (Acquired 05/07/2015 - 12/22/2017; Cost $30,738,112)(c)(d)(e)(g)	165,450	42,518,249
Baldwin (Horseshoe Re) (Acquired 01/04/2018 - 01/22/2019; Cost $25,096,972)(c)(d)(e)(g)(h)	1,328,746	—
Bowery (Artex Segregated Account Company) (Acquired 09/29/2017; Cost $29,078,495)(c)(d)(e)(g)	200,075	38,326,220
Brighton (Horseshoe Re) (Acquired 06/12/2020; Cost $0)(c)(d)(e)(g)	1,022,526	453,846
Cardinal Re 2015-1 (Acquired 07/29/2015 - 12/30/2015; Cost $4,520,024)(c)(d)(e)(g)(h)	149	—
Cumberland (Artex Segregated Account Company) (Acquired 04/10/2015 - 09/15/2017; Cost $21,926,653)(c)(d)(e)(g)(h)	28,898	—
Cypress (Horseshoe Re) (Acquired 05/31/2017 - 09/29/2017; Cost $5,611,293)(c)(d)(e)(g)(h)	125,090,500	2,397,485
Emerald Lake (Artex Segregated Account Company) (Acquired 12/16/2015 - 12/17/2018; Cost $28,051,854)(c)(d)(e)(g)(h)	504,899	—
Florblanca (Artex Segregated Account Company) (Acquired 12/29/2016 - 12/21/2017; Cost $11,047,610)(c)(d)(e)(g)	77,550	14,970,008
Freeport (Horseshoe Re) (Acquired 04/04/2018; Cost $22,890,927)(c)(d)(e)(g)(h)	750,718	—
Harambee Re 2018 (Acquired 12/15/2017; Cost $0)(c)(d)(e)(g)(h)	276	—
Harambee Re 2019 (Acquired 12/21/2018; Cost $0)(c)(d)(e)(g)(h)	2,199	48,875
Hatteras (Artex Segregated Account Company) (Acquired 12/30/2014 - 04/11/2019; Cost $61,009,247)(c)(d)(e)(g)	58,673	56,169,654

8

Stone Ridge Reinsurance Risk Premium Interval Fund

Consolidated Schedule of Investments as of July 31, 2024 (Unaudited)

	Par	Value
Multiperil - 59.5% (continued)
Hudson Charles (Mt. Logan Re) (Acquired 01/02/2014 - 01/13/2017; Cost $12,736,141)(c)(d)(e)	$12,736	$18,570,791
Hudson Charles 2 (Mt. Logan Re) (Acquired 03/31/2017; Cost $19,105,594)(c)(d)(e)	19,106	33,636,926
Iseo (Artex Segregated Account Company) (Acquired 09/08/2017; Cost $0)(c)(d)(e)(g)(h)	183,543	—
Kensington (Horseshoe Re) (Acquired 08/16/2018 - 08/11/2020; Cost $0)(c)(d)(e)(g)	954,585	778,635
Latigo (Artex Segregated Account Company) (Acquired 01/06/2014 - 11/01/2018; Cost $16,290,758)(c)(d)(e)(g)	473	21,855,954
LRe 2019 (Lorenz Re Ltd.) (Acquired 07/30/2019; Cost $0)(c)(d)(e)(g)	—	44,017
Mackinac (Artex Segregated Account Company) (Acquired 02/05/2015 - 01/09/2018; Cost $0)(c)(d)(e)(g)(h)	55,584	7,467,459
Madison (Artex Segregated Account Company) (Acquired 12/12/2016 - 02/03/2020; Cost $33,190,944)(c)(d)(e)(g)(h)	97,141	17,147,870
Magnolia (Artex Segregated Account Company) (Acquired 06/20/2024; Cost $24,436,480)(c)(d)(e)(g)(h)	24,436	27,435,622
Mohonk (Artex Segregated Account Company) (Acquired 12/24/2013 - 04/11/2019; Cost $63,132,654)(c)(d)(e)(g)	103	58,143,560
Mulholland (Artex Segregated Account Company) (Acquired 12/26/2013 - 12/31/2015; Cost $776,948)(c)(d)(e)(g)(h)	114	286,886
Pelham (Horseshoe Re) (Acquired 01/02/2018 - 04/25/2018; Cost $18,357,632)(c)(d)(e)(g)(h)	264,553	6,016,765
Peregrine LCA (Acquired 12/28/2018 - 06/07/2019; Cost $12,768,157)(c)(d)(e)(g)	2,252,060	32,511,186
Peregrine LCA2 (Acquired 01/09/2024; Cost $29,902,397)(c)(d)(e)(g)(h)	2,990,240	34,387,392
Rondout (Artex Segregated Account Company) (Acquired 07/15/2019; Cost $16,962,302)(c)(d)(e)(g)	48,289	41,074,328
Sheepshead (Horseshoe Re) (Acquired 06/12/2020; Cost $0)(c)(d)(e)(g)	969,034	503,429
SR0001 (Horseshoe Re) (Acquired 07/10/2015 - 06/28/2016; Cost $0)(c)(d)(e)(g)(h)	1,757	—
St. Kevins (Artex Segregated Account Company) (Acquired 12/29/2016 - 06/27/2018; Cost $22,174,864)(c)(d)(e)(g)	42,944	2,570,005
Sussex Designated Investment Series (Acquired 01/22/2019; Cost $1,738,219)(c)(d)(e)(g)(h)	4,790	258,652
Sussex Designated Investment Series Dec 19 (Acquired 01/24/2020; Cost $0)(c)(d)(e)(g)	3,895	124,950
Sussex Designated Investment Series May 2019 (Acquired 06/20/2019; Cost $422,223)(c)(d)(e)(g)(h)	1,378	63,610
Thopas Re Ltd. 2024-2 (S) (Acquired 06/26/2024; Cost $24,405,926)(c)(d)(e)(g)(h)	244,059	25,083,413
Viribus Re 2018 (Acquired 12/22/2017; Cost $0)(c)(d)(e)(g)	265,173	—
Viribus Re 2019 (Acquired 12/26/2018 - 10/23/2020; Cost $539,626)(c)(d)(e)(g)	526,336	—
Windsor (Horseshoe Re) (Acquired 12/29/2017; Cost $0)(c)(d)(e)(g)	1,230,204	—
Woodside (Horseshoe Re) (Acquired 06/12/2020; Cost $0)(c)(d)(e)(g)	1,012,875	394,016
Yoho (Artex Segregated Account Company) (Acquired 05/17/2016 - 06/05/2020; Cost $49,666,448)(c)(d)(e)(g)(h)	357,363	4,257,581
Yorkville (Artex Segregated Account Company) (Acquired 05/31/2019 - 06/03/2020; Cost $95,132,000)(c)(d)(e)(g)	143,394	188,417,434
		675,914,818
		675,966,632
United States - 1.1%
Multiperil – 1.1%
SR0005 (Horseshoe Re) (Acquired 04/15/2016; Cost $6,360,627)(c)(d)(e)(g)(h)	6,966,774	—
Trouvaille Re Ltd. (Acquired 03/25/2024; Cost $10,606,960)(c)(d)(e)(g)(h)	1,060,696	11,900,288
		11,900,288

Windstorm – 0.0%
Riverdale (Horseshoe Re) (Acquired 06/10/2020; Cost $11,107,565)(c)(d)(e)(g)(h)	251,610	—
SR0006 (Horseshoe Re) (Acquired 08/09/2016; Cost $2,274,842)(c)(d)(e)(g)(h)	39,381,541	—
		—
		11,900,288
Total Preference Shares ($734,434,979)		687,866,920
TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $737,946,208)		688,604,186

Value
LIMITED LIABILITY PARTNERSHIPS - 1.7%
Point Dume LLP (d)(e)(g)(h)(j)	19,436,143
TOTAL LIMITED LIABILITY PARTNERSHIPS (Cost $9,040,326)	19,436,143

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Stone Ridge Reinsurance Risk Premium Interval Fund

Consolidated Schedule of Investments as of July 31, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 15.4%
Money Market Funds - 11.1%
Fidelity Investments Money Market Funds - Government Portfolio - Class Institutional, 5.22% (k)	62,861,329	$62,861,329
First American Government Obligations Fund - Class X, 5.23% (k)	99,199	99,199
First American Treasury Obligations Fund - Class X, 5.20% (k)	99,200	99,200
Invesco Treasury Portfolio - Class Institutional, 5.22% (k)	99,199	99,199
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 5.21% (k)	62,960,528	62,960,528
		126,119,455

U.S. Treasury Bills - 4.3%	Par
5.24%, 10/24/2024 (l)	$50,000,000	49,400,479
TOTAL SHORT-TERM INVESTMENTS (Cost $175,516,202)		175,519,934
TOTAL INVESTMENTS - 99.3% (Cost $1,176,537,666)		1,128,016,549
Other Assets in Excess of Liabilities - 0.7%		7,749,497
TOTAL NET ASSETS - 100.0%		$1,135,766,046

Principal amounts stated in U.S. dollars unless otherwise stated.

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

EUR - Euro

NZD - New Zealand Dollar

(a)	Country shown is geographic area of peril risk.
(b)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures.

approved by the Board of Trustees. The aggregate value of these securities at July 31, 2024 was $245,140,576, which represented 21.6% of net assets.

(c)	Security is restricted as to resale.
(d)	Foreign issued security. Total foreign securities by country of domicile are $952,496,615 Value determined using significant unobservable inputs. Foreign concentration is as follows: Bermuda: 79.2%, Great Britain 1.8% Cayman Islands: 1.1%, Supranational: 0.8%, Singapore: 0.5% and Ireland: 0.4%.
(e)	Value determined using significant unobservable inputs.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $655,832,611, which represents 57.7% of net assets.
(h)	Non-income producing security.
(i)	Rounds to zero.
(j)	The partnership, a subsidiary of Point Dume Holdings Ltd, is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed and is included on the consolidated Statement of Assets and Liabilities.
(k)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(l)	The rate shown is the effective yield as of July 31, 2024.

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Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services - Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

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Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by

12

the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there was no longer observable market data for these securities as of July 31, 2024. The transfers from Level 3 to Level 2 occurred because previously unobservable market data became available as of July 31, 2024. The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Chile	$—	$2,982,888	$—	$2,982,888
Europe	—	4,604,377	—	4,604,377
Global	—	10,460,713	884,210	11,344,923
Jamaica	—	1,982,743	—	1,982,743
Japan	—	3,797,615	—	3,797,615
Mexico	—	4,540,992	—	4,540,992
New Zealand	—	1,320,931	—	1,320,931
United States	—	213,872,112	9,705	213,881,817
Total Event-Linked Bonds	—	243,562,371	893,915	244,456,286
Quota Shares and Other Reinsurance-Related Securities
Participation Notes (1)(2)	—	—	737,266	737,266
Preference Shares
Global (1)(2)	—	—	675,966,632	675,966,632
United States (1)(2)	—	—	11,900,288	11,900,288
Total Preference Shares	—	—	687,866,920	687,866,920
Total Quota Shares and Other Reinsurance-Related Securities	—	—	688,604,186	688,604,186
Limited Liability Partnership (2)	—	—	19,436,143	19,436,143
Money Market Funds	126,119,455	—	—	126,119,455
U.S. Treasury Bills	—	49,400,479	—	49,400,479
Total Assets	$126,119,455	$292,962,850	$708,934,244	$1,128,016,549

(1) Includes Level 3 investments with a value of zero.

(2) For further security characteristics, see the Fund's Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2024:

	Event-Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Limited Liability Partnership
Beginning Balance - November 1, 2023	$1,943,701	$9,918,495	$753,578,077	$651,592	$4,929,014
Acquisitions	38,377	495,091	89,351,764	—	—
Dispositions	(2,058,513)	(9,731,541)	(120,226,014)	(558,230)	—
Realized gains (losses)	(2,723,849)	(1,969,634)	13,013,732	(1,547,268)	—
Return of capital	—	(16,148)	(60,863,360)	—	(1,755,931)
Change in unrealized appreciation	3,392,067	2,041,003	13,012,721	1,453,906	16,263,060
Transfers out of Level 3	(587,334)	—	—	—	—
Transfers into Level 3	889,466	—	—	—	—
Ending Balance - July 31, 2024	$893,915	$737,266	$687,866,920	$—	$19,436,143

As of July 31, 2024, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $(3,232,976) for Event-Linked Bonds, $(366,281) for Participation Notes, $(18,536,225) for Preference Shares, and $16,263,060 for Limited Liability Partnerships.

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Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2024:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 7/31/24	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Participation Notes	Financial Services	$ 737,266	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.2MM-$4.4MM $0.5MM-$3.9MM	$2.2MM $2.1MM

Preference Shares	Financial Services	$ 635,659,203	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$284.1MM $0.0MM-$451.6MM	$21.3MM $47.5MM

Limited Liability Partnership	Financial Services	$ 19,436,143	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$23.2MM $0.0MM-$38.4MM	$10.8MM $21.2MM

(1)  Weighed by relative fair value.

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board and have a value equal to $893,915 for Event-Linked Bonds, and $52,207,717 for Preference Shares.

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